Provisions for Impairment of Financial Assets - Schedule of Established and Released Provision Amounts (Detail) - CLP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [line items]
Provisions established	$ (263,511)	$ (399,461)
Provisions released	140,683	90,516
Totals	(122,828)	(308,945)
Commercial loans [member]
Disclosure of financial assets [line items]
Provisions established	(126,603)	(251,049)
Provisions released	71,890	48,133
Totals	(54,713)	(202,916)
Mortgage loans [member]
Disclosure of financial assets [line items]
Provisions established	(20,876)	(18,642)
Provisions released	8,065	4,227
Totals	(12,811)	(14,415)
Consumer loans [member]
Disclosure of financial assets [line items]
Provisions established	(115,542)	(129,462)
Provisions released	60,357	37,725
Totals	(55,185)	(91,737)
Sub Total [member]
Disclosure of financial assets [line items]
Provisions established	(263,021)	(399,153)
Provisions released	140,312	90,085
Totals	(122,709)	(309,068)
Bank [member]
Disclosure of financial assets [line items]
Provisions established	(490)	(308)
Provisions released	371	431
Totals	$ (119)	$ 123